Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 35.0%
Argentina - 0.8%
Pampa Energia SA
7.50%, 01/24/2027 (A)	$ 3,345,000	$ 2,868,338

Bermuda - 1.6%
Digicel Group 0.5, Ltd.
PIK Rate 10.00%, Cash Rate 8.00%, 04/01/2024 (B)	2,891,693	2,183,228
Digicel, Ltd.
6.75%, 03/01/2023 (A)	3,770,000	2,563,600
Tengizchevroil Finance Co. International, Ltd.
3.25%, 08/15/2030 (A)	1,260,000	1,277,655

		6,024,483

Brazil - 1.8%
Banco do Brasil SA
Fixed until 04/15/2024 (C), 6.25% (A) (D)	800,000	750,000
Banco Votorantim SA
4.38%, 07/29/2025 (A)	890,000	892,670
BRF SA
4.88%, 01/24/2030 (A)	1,295,000	1,294,612
Itau Unibanco Holding SA
Fixed until 02/27/2025 (C), 4.63% (A) (D)	700,000	596,050
Oi SA
PIK Rate 4.00%, Cash Rate 8.00%, 07/27/2025 (B)	2,265,000	2,188,556
Samarco Mineracao SA
4.13%, 11/01/2022 (A) (E) (F)	1,900,000	988,000

		6,709,888

Canada - 0.8%
First Quantum Minerals, Ltd.
6.88%, 03/01/2026 (G)	400,000	401,080
6.88%, 03/01/2026 (A)	1,465,000	1,468,956
MEGlobal Canada ULC
5.88%, 05/18/2030 (A)	1,000,000	1,180,372

		3,050,408

Cayman Islands - 4.0%
Bioceanico Sovereign Certificate, Ltd.
Zero Coupon, 06/05/2034 (A)	2,802,086	2,013,999
CSN Islands XI Corp.
6.75%, 01/28/2028 (A)	1,200,000	1,110,000
JD.com, Inc.
4.13%, 01/14/2050	2,400,000	2,845,016
Lima Metro Line 2 Finance, Ltd.
4.35%, 04/05/2036 (A)	2,450,000	2,704,800
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (G)	1,000,081	900,073
Tencent Holdings, Ltd.
2.39%, 06/03/2030 (A)	2,760,000	2,868,415
3.98%, 04/11/2029 (A)	700,000	815,360
Vale Overseas, Ltd.
3.75%, 07/08/2030	1,160,000	1,245,225
6.88%, 11/10/2039	575,000	791,350

		15,294,238

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chile - 1.5%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/2029 (A)	$ 1,000,000	$ 1,065,590
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/2030 (A)	1,140,000	1,261,125
4.70%, 05/07/2050 (A)	1,175,000	1,470,219
Sociedad Quimica y Minera de Chile SA
4.25%, 01/22/2050 (A)	1,460,000	1,492,850
VTR Comunicaciones SpA
5.13%, 01/15/2028 (A)	525,000	557,812

		5,847,596

Colombia - 1.4%
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030 (A)	1,070,000	1,100,442
Ecopetrol SA
6.88%, 04/29/2030	2,700,000	3,253,500
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031 (A)	980,000	1,002,050

		5,355,992

Ecuador - 0.3%
Petroamazonas EP
4.63%, 12/06/2021 (A)	1,507,918	1,168,636
4.63%, 12/06/2021 (G)	116,667	90,417

		1,259,053

India - 1.5%
Adani Electricity Mumbai, Ltd.
3.95%, 02/12/2030 (A)	1,000,000	987,655
Adani Ports & Special Economic Zone, Ltd.
4.20%, 08/04/2027 (A) (H)	1,400,000	1,403,862
4.38%, 07/03/2029 (A)	1,200,000	1,204,861
Muthoot Finance, Ltd.
4.40%, 09/02/2023 (A)	480,000	471,012
6.13%, 10/31/2022 (A)	1,780,000	1,819,160

		5,886,550

Indonesia - 1.4%
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (A) (I)	675,000	726,469
5.38%, 05/05/2045 (A)	1,500,000	1,680,000
Pertamina Persero PT
5.63%, 05/20/2043 (A)	2,250,000	2,821,960

		5,228,429

Ireland - 0.3%
C&W Senior Financing DAC
6.88%, 09/15/2027 (A)	430,000	459,154
Credit Bank of Moscow Via CBOM Finance PLC
Fixed until 11/10/2022 (C), 8.88% (D) (G)	700,000	650,020

		1,109,174

Isle of Man - 0.3%
Sasol Financing International, Ltd.
4.50%, 11/14/2022	1,355,000	1,285,082

Israel - 0.4%
ICL Group, Ltd.
6.38%, 05/31/2038 (G)	1,300,000	1,580,493

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg - 0.3%
Kenbourne Invest SA
6.88%, 11/26/2024 (A)	$ 1,200,000	$ 1,224,744

Malaysia - 0.4%
Petronas Capital, Ltd.
4.55%, 04/21/2050 (A)	1,020,000	1,396,834

Mexico - 6.8%
Banco Mercantil del Norte SA
Fixed until 07/06/2022 (C), 6.88% (A) (D)	670,000	644,875
Fixed until 06/27/2029 (C), 7.50% (A) (D)	1,945,000	1,853,818
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (D), 09/13/2034 (A)	1,350,000	1,326,375
Cemex SAB de CV
7.38%, 06/05/2027 (A)	1,050,000	1,119,416
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	1,510,000	1,692,148
Grupo Bimbo SAB de CV
Fixed until 04/17/2023 (C), 5.95% (A) (D)	2,300,000	2,416,150
Industrias Penoles SAB de CV
4.75%, 08/06/2050 (A)	1,130,000	1,170,669
5.65%, 09/12/2049 (A)	1,400,000	1,631,224
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031 (A)	2,800,000	2,838,500
Mexico City Airport Trust
5.50%, 07/31/2047 (A)	1,955,000	1,642,200
Petroleos Mexicanos
5.95%, 01/28/2031 (G)	590,000	507,400
5.95%, 01/28/2031 (A)	3,640,000	3,130,400
7.19%, 09/12/2024 (G)	MXN 61,000,000	2,378,244
7.69%, 01/23/2050 (A)	$ 3,955,000	3,477,631

		25,829,050

Mongolia - 0.5%
Mongolian Mortgage Corp. Hfc LLC
9.75%, 01/29/2022 (A)	2,070,000	1,844,560

Netherlands - 3.4%
Braskem Finance BV
4.50%, 01/31/2030 (A)	700,000	648,375
5.88%, 01/31/2050 (A) (I)	695,000	627,238
Fixed until 10/24/2025, 8.50% (D), 01/23/2081 (A)	1,730,000	1,751,625
IHS Holdco BV
8.00%, 09/18/2027 (A)	1,985,000	2,019,737
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (A)	2,600,000	2,608,141
MV24 Capital BV
6.75%, 06/01/2034 (A)	804,491	802,487
Petrobras Global Finance BV
5.60%, 01/03/2031	800,000	842,600
6.75%, 06/03/2050	1,425,000	1,550,400
Prosus NV
4.03%, 08/03/2050 (A) (H)	1,175,000	1,223,494
VTR Finance NV
6.38%, 07/15/2028 (A)	975,000	1,038,882

		13,112,979

Nigeria - 0.3%
SEPLAT Petroleum Development Co. PLC
9.25%, 04/01/2023 (A)	1,260,000	1,269,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Northern Mariana Islands - 0.4%
Azure Power Solar Energy Pvt, Ltd.
5.65%, 12/24/2024 (A)	$ 1,000,000	$ 1,019,750
HTA Group, Ltd.
7.00%, 12/18/2025 (A)	500,000	516,040

		1,535,790

Panama - 0.5%
Banistmo SA
4.25%, 07/31/2027 (A)	2,000,000	1,984,000

Paraguay - 0.3%
Telefonica Celular del Paraguay SA
5.88%, 04/15/2027 (A)	1,000,000	1,058,210

Peru - 1.0%
Alicorp SAA
6.88%, 04/17/2027 (A)	PEN 9,481,000	3,014,926
Banco de Credito del Peru
Fixed until 07/01/2025, 3.13% (D), 07/01/2030 (A) (I)	$ 840,000	833,280

		3,848,206

Republic of South Africa - 0.7%
Eskom Holdings SOC, Ltd.
7.85%, 04/02/2026, MTN	ZAR 45,100,000	2,547,062

Singapore - 1.3%
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039 (A)	$ 2,307,120	2,630,117
Medco Bell Pte, Ltd.
6.38%, 01/30/2027 (A)	2,500,000	2,277,279

		4,907,396

Thailand - 0.3%
PTT Treasury Center Co., Ltd.
3.70%, 07/16/2070 (A)	980,000	1,088,326

Turkey - 0.6%
QNB Finansbank AS
6.88%, 09/07/2024 (A) (I)	2,120,000	2,146,500

United Arab Emirates - 0.8%
Acwa Power Management & Investments One, Ltd.
5.95%, 12/15/2039 (A)	1,800,000	2,007,072
GEMS MENASA Cayman, Ltd. / GEMS Education Delaware LLC
7.13%, 07/31/2026 (A)	1,200,000	1,164,000

		3,171,072

United Kingdom - 0.2%
MARB BondCo PLC
6.88%, 01/19/2025 (G)	800,000	836,000

United States - 0.8%
Gran Tierra Energy, Inc.
7.75%, 05/23/2027 (A)	1,680,000	791,700
Kosmos Energy, Ltd.
7.13%, 04/04/2026 (A) (I)	1,500,000	1,335,480
Sasol Financing USA LLC
6.50%, 09/27/2028 (I)	900,000	812,250

		2,939,430

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Venezuela - 0.1%
Petroleos de Venezuela SA
5.50%, 04/12/2037 (E) (F)	$ 3,870,000	$ 96,750
8.50%, 10/27/2020 (E) (F)	1,945,000	194,500

		291,250

Virgin Islands, British - 0.2%
GTL Trade Finance, Inc. / Gerdau Holdings, Inc.
5.89%, 04/29/2024 (A)	595,000	647,812

Total Corporate Debt Securities (Cost $131,532,959)		133,178,445

FOREIGN GOVERNMENT OBLIGATIONS - 58.9%
Angola - 0.3%
Angola Government International Bond
9.50%, 11/12/2025 (G)	1,450,000	1,319,370

Argentina - 3.4%
Argentina Bonar Bonds
8.75%, 05/07/2024	3,440,000	1,324,400
Argentina Republic Government International Bond
5.00%, 01/15/2027 (G)	EUR 9,190,000	4,302,000
6.88%, 04/22/2021	$ 2,965,000	1,331,285
7.13%, 07/06/2036	2,175,000	924,375
7.50%, 04/22/2026	5,945,000	2,556,350
8.28%, 12/31/2033	4,942,184	2,488,348
Argentina Republic Government International Bond, Interest Only STRIPS 5.00% Argentina GDP growth over base of 3.00%, 0.00% (D), 12/15/2035	19,120,000	21,032

		12,947,790

Brazil - 1.9%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2031	BRL 22,375,000	5,378,076
Series F,
10.00%, 01/01/2025	8,477,000	1,943,046

		7,321,122

Colombia - 2.6%
Colombia Government International Bond
4.00%, 02/26/2024	$ 1,000,000	1,066,250
4.13%, 05/15/2051	1,585,000	1,763,312
Colombia TES
6.00%, 04/28/2028	COP 5,352,400,000	1,501,059
Series B,
6.25%, 11/26/2025	10,770,500,000	3,177,577
7.25%, 10/18/2034	8,093,900,000	2,293,494

		9,801,692

Cote d’Ivoire - 0.8%
Ivory Coast Government International Bond
6.88%, 10/17/2040 (A)	EUR 2,735,000	2,989,056

Dominican Republic - 0.9%
Dominican Republic International Bond
5.88%, 01/30/2060 (A)	$ 3,310,000	3,161,050
6.88%, 01/29/2026 (A)	340,000	374,680

		3,535,730

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Egypt - 1.3%
Egypt Government International Bond
5.75%, 05/29/2024 (A) (I)	$ 1,900,000	$ 1,914,858
8.88%, 05/29/2050 (A)	3,075,000	3,074,385

		4,989,243

El Salvador - 0.5%
El Salvador Government International Bond
5.88%, 01/30/2025 (G)	1,410,000	1,273,230
7.75%, 01/24/2023 (G)	840,000	823,200

		2,096,430

Gabon - 0.4%
Gabon Government International Bond
6.38%, 12/12/2024 (A)	715,000	700,700
6.95%, 06/16/2025 (A)	1,055,000	1,034,030

		1,734,730

Ghana - 0.8%
Ghana Government International Bond
6.38%, 02/11/2027 (A)	800,000	738,000
7.88%, 02/11/2035 (A)	1,605,000	1,421,067
8.75%, 03/11/2061 (A)	1,005,000	888,169

		3,047,236

Indonesia - 6.5%
Indonesia Government International Bond
3.50%, 01/11/2028	995,000	1,092,455
4.35%, 01/08/2027 (A)	4,000,000	4,588,560
4.63%, 04/15/2043 (A)	3,500,000	4,295,972
4.75%, 01/08/2026 - 07/18/2047 (A)	3,895,000	4,707,233
Indonesia Treasury Bond
7.00%, 09/15/2030	IDR 21,472,000,000	1,489,804
7.50%, 08/15/2032	27,483,000,000	1,910,069
8.38%, 03/15/2034	90,277,000,000	6,703,376

		24,787,469

Jordan - 0.4%
Kingdom of Jordan
5.85%, 07/07/2030 (A) (I)	$ 1,680,000	1,679,649

Malaysia - 2.2%
Malaysia Government Bond
3.76%, 05/22/2040	MYR 10,977,000	2,803,096
3.83%, 07/05/2034	9,428,000	2,437,116
Malaysia Sovereign Sukuk Bhd.
3.04%, 04/22/2025 (A)	$ 3,000,000	3,237,153

		8,477,365

Mexico - 5.5%
Mexico Bonos
Series M,
7.50%, 06/03/2027	MXN 42,160,600	2,119,662
7.75%, 05/29/2031	89,090,000	4,582,120
8.00%, 11/07/2047	35,869,000	1,835,033
8.50%, 05/31/2029	107,440,000	5,761,980
10.00%, 12/05/2024 - 11/20/2036	67,656,600	4,010,743
Mexico Government International Bond
4.75%, 04/27/2032	$ 2,470,000	2,830,620

		21,140,158

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mongolia - 0.4%
Mongolia Government International Bond
5.13%, 12/05/2022, MTN (G)	$ 1,405,000	$ 1,408,566

Nigeria - 1.2%
Nigeria Government International Bond
7.14%, 02/23/2030 (A) (I)	3,235,000	3,101,977
7.63%, 11/21/2025 (A) (I)	1,500,000	1,545,300

		4,647,277

Panama - 1.5%
Panama Government International Bond
3.75%, 03/16/2025	1,000,000	1,102,500
4.50%, 04/01/2056	3,350,000	4,522,500

		5,625,000

Peru - 2.6%
Peru Government International Bond
2.39%, 01/23/2026	1,540,000	1,637,020
2.78%, 01/23/2031	2,610,000	2,906,235
6.35%, 08/12/2028 (A)	PEN 8,645,000	3,003,159
6.90%, 08/12/2037 (A)	6,497,000	2,276,630

		9,823,044

Qatar - 2.4%
Qatar Government International Bond
3.40%, 04/16/2025 (A)	$ 1,375,000	1,516,433
3.75%, 04/16/2030 (A)	4,645,000	5,458,432
4.40%, 04/16/2050 (A)	1,615,000	2,192,362

		9,167,227

Republic of Korea - 1.3%
Export-Import Bank of Korea
6.20%, 08/07/2021 (A)	INR 180,300,000	2,429,103
8.00%, 05/15/2024 (A)	IDR 35,800,000,000	2,513,629

		4,942,732

Republic of South Africa - 0.5%
Republic of South Africa Government Bond
Series 2030,
8.00%, 01/31/2030	ZAR 32,792,200	1,770,902

Romania - 3.1%
Romania Government Bond
3.65%, 09/24/2031	RON 17,300,000	3,956,906
5.00%, 02/12/2029	11,170,000	2,911,612
Romania Government International Bond
3.00%, 02/14/2031 (A) (I)	$ 2,010,000	2,045,175
3.62%, 05/26/2030 (A)	EUR 810,000	1,054,806
5.13%, 06/15/2048 (A)	$ 1,440,000	1,782,000

		11,750,499

Russian Federation - 5.5%
Russian Federal Bond - OFZ
6.90%, 05/23/2029	RUB 200,919,000	2,916,872
7.05%, 01/19/2028	82,499,000	1,211,186
7.10%, 10/16/2024	213,636,000	3,118,998
7.40%, 12/07/2022	191,035,000	2,740,974
7.65%, 04/10/2030	132,490,000	2,018,089
7.70%, 03/23/2033	272,485,000	4,200,131
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 (G)	$ 2,400,000	2,751,000
4.75%, 05/27/2026 (G)	1,600,000	1,846,480

		20,803,730

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia - 1.7%
Saudi Government International Bond
3.25%, 10/26/2026 (A)	$ 3,370,000	$ 3,697,867
3.25%, 10/22/2030 (A) (I)	2,390,000	2,642,671

		6,340,538

Serbia - 0.2%
Serbia International Bond
3.13%, 05/15/2027 (A)	EUR 510,000	639,053

Supranational - 1.2%
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031 (A)	$ 1,750,000	1,776,250
Eastern & Southern African Trade & Development Bank
5.38%, 03/14/2022, MTN (G)	2,600,000	2,631,902

		4,408,152

Turkey - 1.8%
Turkey Government International Bond
5.25%, 03/13/2030 (I)	2,330,000	2,004,047
5.75%, 05/11/2047	6,045,000	4,783,771

		6,787,818

Ukraine - 3.7%
Ukraine Government International Bond
0.00% (D), 05/31/2040 (G)	6,710,000	5,884,670
4.38%, 01/27/2030 (A)	EUR 1,325,000	1,308,655
6.75%, 06/20/2026 (G)	2,450,000	2,896,946
7.25%, 03/15/2033 (A)	$ 3,000,000	2,895,000
7.75%, 09/01/2023 (A)	1,000,000	1,037,400

		14,022,671

United Arab Emirates - 3.0%
Abu Dhabi Government International Bond
2.50%, 04/16/2025 (A)	1,500,000	1,597,500
3.13%, 09/30/2049 (A)	4,070,000	4,556,772
Finance Department Government of Sharjah
4.00%, 07/28/2050 (A)	4,980,000	5,232,287

		11,386,559

United Kingdom - 0.6%
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 (G)	2,370,000	2,433,990

Venezuela - 0.4%
Venezuela Government International Bond
9.00%, 05/07/2023 (E) (F)	9,260,000	634,310
9.25%, 09/15/2027 (E) (F)	6,070,000	415,795
11.95%, 08/05/2031 (E) (F)	5,565,000	381,202

		1,431,307

Zambia - 0.3%
Zambia Government International Bond
8.50%, 04/14/2024 (G)	1,980,000	1,108,008

Total Foreign Government Obligations (Cost $226,193,398)		224,364,113

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCK - 0.1%
Canada - 0.1%
Frontera Energy Corp.	93,356	$ 195,992

Total Common Stock (Cost $5,390,007)		195,992

OTHER INVESTMENT COMPANY - 3.0%
Securities Lending Collateral - 3.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (J)	11,601,410	11,601,410

Total Other Investment Company (Cost $11,601,410)		11,601,410

Principal	Value
REPURCHASE AGREEMENT - 4.6%

Fixed Income Clearing Corp., 0.00% (J), dated 07/31/2020, to be repurchased at $17,681,277 on 08/03/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 02/29/2024, and with a value of $18,034,971.

$ 17,681,277	$ 17,681,277

Total Repurchase Agreement (Cost $17,681,277)	17,681,277

Total Investments (Cost $392,399,051)	387,021,237
Net Other Assets (Liabilities) - (1.6)%	(6,218,727)

Net Assets - 100.0%	$ 380,802,510

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	08/31/2020	CZK	115,354,718	USD	5,145,469	$32,683	$—
BCLY	08/31/2020	HUF	1,423,665,764	USD	4,806,020	62,147	—
BCLY	08/31/2020	PLN	13,881,158	USD	3,681,227	25,813	—
HSBC	08/31/2020	USD	2,236,791	CLP	1,694,369,183	—	(2,113)
HSBC	08/31/2020	COP	8,306,323,379	USD	2,236,791	—	(17,054)
JPM	08/04/2020	USD	16,844,274	BRL	87,141,021	142,479	—
JPM	08/04/2020	BRL	87,141,021	USD	16,810,489	—	(108,694)
JPM	08/31/2020	USD	2,724,383	MXN	59,875,523	44,730	—
JPM	08/31/2020	USD	4,487,358	ZAR	74,292,692	155,829	—
JPM	09/02/2020	BRL	52,511,344	USD	10,180,267	—	(128,319)
JPM	09/03/2020	RUB	218,487,355	USD	2,941,422	—	(8,607)
SCB	08/04/2020	USD	17,558,679	BRL	92,956,938	—	(257,819)
SCB	08/04/2020	BRL	92,956,938	USD	17,661,848	154,649	—
TDB	08/31/2020	USD	4,770,817	EUR	4,064,871	—	(20,530)

Total						$618,330	$(543,136)

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	58.0%	$ 224,364,113
Oil, Gas & Consumable Fuels	7.6	29,341,960
Electric Utilities	3.3	12,643,363
Banks	3.0	11,677,588
Metals & Mining	2.4	9,409,906
Chemicals	2.1	8,093,203
Food Products	2.0	7,561,688
Wireless Telecommunication Services	1.7	6,583,590
Road & Rail	1.4	5,436,144
Diversified Telecommunication Services	1.2	4,752,156
Transportation Infrastructure	1.1	4,250,923
Internet & Direct Marketing Retail	1.0	4,068,510
Construction & Engineering	1.0	4,033,736
Interactive Media & Services	1.0	3,683,775
Marine	0.8	3,208,956
Diversified Financial Services	0.8	2,954,560
Household Products	0.7	2,838,500
Consumer Finance	0.6	2,290,172
Professional Services	0.5	2,007,072
Energy Equipment & Services	0.5	1,919,823
Beverages	0.4	1,692,148
Diversified Consumer Services	0.3	1,164,000
Construction Materials	0.3	1,119,416
Capital Markets	0.3	1,088,326
Media	0.3	1,038,882
Machinery	0.1	516,040

Investments	92.4	357,738,550
Short-Term Investments	7.6	29,282,687

Total Investments	100.0%	$ 387,021,237

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$133,178,445	$—	$133,178,445
Foreign Government Obligations	—	224,364,113	—	224,364,113
Common Stock	195,992	—	—	195,992
Other Investment Company	11,601,410	—	—	11,601,410
Repurchase Agreement	—	17,681,277	—	17,681,277

Total Investments	$11,797,402	$375,223,835	$—	$387,021,237

Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$618,330	$—	$618,330

Total Other Financial Instruments	$—	$618,330	$—	$618,330

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$(543,136)	$—	$(543,136)

Total Other Financial Instruments	$—	$(543,136)	$—	$(543,136)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $193,414,074, representing 50.8% of the Fund’s net assets.
(B)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2020, the total value of such securities is $2,710,557, representing 0.7% of the Fund’s net assets.
(F)	Non-income producing securities.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the total value of Regulation S securities is $36,023,089, representing 9.5% of the Fund’s net assets.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,944,710, collateralized by cash collateral of $11,601,410 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,703,145. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(J)	Rates disclosed reflect the yields at July 31, 2020.
(K)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(L)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
TDB	Toronto Dominion Bank

PORTFOLIO ABBREVIATIONS:

GDP	Gross Domestic Product
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Funds	Page 10